Segment information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment information
18. Segment information
Our business has three reportable segments: Stimulation services, Manufacturing and Proppant production. Each reportable segment represents a separate business unit that operated as a standalone company prior to the reorganization of the Company in December 2021. Following the reorganization, each reportable segment continues to have distinct management and prepares discrete financial information for the segment (consistent with when each operated as a standalone business). FTSI is part of our stimulation services segment. Amounts in the other category reflect our business activities that are not separately reportable, which only included Flotek for the periods presented. Our chief operating decision makers review the discrete segment financial information, including Adjusted EBITDA as the measure of profitability, to evaluate the performance of our segments and make resource allocation decisions.
We account for intersegment transactions as if the transactions were with third parties, that is, at estimated current market prices. For the three and six months ended June 30, 2022 and 2021, intersegment revenues for the manufacturing segment were 92% and 88% and 88% and 87%, respectively. For the three and six months ended June 30, 2022 and 2021, intersegment revenues for the proppant production segment were 64% and 44% and 66% and 38%, respectively.
The performance of our segments is evaluated primarily on Adjusted EBITDA. We define Adjusted EBITDA as our net income (loss), before (i) interest expense, net, (ii) income tax provision, (iii) depreciation, depletion and amortization, (iv) loss on disposal of assets, and (v) stock-based compensation, and (vi) other unusual or non-recurring
charges, such as costs related to our initial public offering, non-recurring
supply commitment charges, certain bad debt expense and gain on extinguishment of debt.
Segment information, and a reconciliation of Adjusted EBITDA, for the three and six months ended June 30, 2022 and 2021 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2022	2021	2022	2021
Revenues
Stimulation services	$576,556	$168,506	$912,711	$312,209
Manufacturing	34,854	16,223	66,860	30,880
Proppant production	17,531	7,781	29,939	13,370
Other	15,359	—	15,359	—

Total segments	644,300	192,510	1,024,869	356,459
Eliminations	(54,456)	(17,691)	(90,045)	(32,054)

Total	$589,844	$174,819	$934,824	$324,405

Adjusted EBITDA
Stimulation services	$196,088	$30,475	$269,657	$43,428
Manufacturing	9,360	349	19,382	2,679
Proppant production	12,574	3,246	20,459	5,652
Other	(7,454)	—	(7,454)	—

Adjusted EBITDA for reportable segments	210,568	34,070	302,044	51,759
Interest expense, net	(13,451)	(6,187)	(22,723)	(12,222)
Depreciation, depletion and amortization	(64,064)	(34,904)	(108,280)	(70,365)
Income tax benefit (provision)	(4,112)	283	(4,864)	308
Loss on disposal of assets, net	(2,143)	(1,868)	(1,989)	(4,075)
Loss on extinguishment of debt	(8,822)	—	(17,095)	—
Litigation accrual	(4,000)	—	(4,000)	—
Stock compensation expense	(1,455)	—	(1,455)	—
Stock compensation expense related to deemed contributions	(38,849)	—	(38,849)	—
Bad debt expense, net of recoveries	—	—	(5)	—
Loss on foreign currency transactions	58	—	46	—
Reorganization costs	—	—	(55)	—
Acquisition related expenses	(4,063)	—	(17,082)	—
Unrealized gain on investments, net	426	—	8,526	—

Net income (loss)	$70,093	$(8,606)	$94,219	$(34,595)

Segment information as of June 30, 2022 and December 31, 2021 is as follows:

(In thousands)	June 30, 2022	December 31, 2021
Total assets
Stimulation services	$1,401,665	$510,579
Manufacturing	113,147	77,968
Proppant production	133,235	100,294
Other	193,297	—

Total segment assets	1,841,344	688,841
Eliminations	(177,719)	(24,271)

Total	$1,663,625	$664,570

10. Segment information
Our business has three reportable segments: Stimulation Services, Manufacturing and Proppant production. Each reportable segment represents a separate business unit that operated as a standalone company prior to the reorganization of the Company in December 2021. Following the reorganization, each reportable segment continues to have distinct management and prepares discrete financial information for the segment (consistent with when each operated as a standalone business). The Wilks, who are our Chief Operating Decision Makers (“CODMs”), review the discrete segment financial information, including Adjusted EBITDA as the measure of profitability, to evaluate the performance of our segments and make resource allocation decisions.
We account for intersegment transactions as if the transactions were with third parties, that is, at estimated current market prices. For the years ended December 31, 2021 and 2020, intersegment revenues for the manufacturing segment were 90% and 97%, respectively. For the years ended December 31, 2021 and 2020, intersegment revenues for the proppant production segment were 40% and 20%, respectively.
The performance of our segments is evaluated primarily on Adjusted EBITDA. We define Adjusted EBITDA as our net income (loss), before (i) interest expense, net, (ii) income tax benefit (provision), (iii) depreciation, depletion and amortization, (iv) loss on disposal of assets, (v) loss on extinguishment of debt, (vi) bad debt expense, (vii) loss on foreign currency transactions and (viii) other unusual or non-recurring
charges, such as costs related to our initial public offering, severance charges, and non-recurring
supply commitment charges.
Segment information as of and for the years ended December 31, 2021 and 2020 is as follows:

	Year ended December 31,
	2021	2020
Revenues
Stimulation services	$745,373	$538,282
Manufacturing	76,360	46,222
Proppant production	27,225	10,215

Total segments	848,958	594,719
Eliminations	(80,605)	(47,040)

Total	$768,353	$547,679

Cost of revenues, excluding depreciation, depletion and amortization
Stimulation services	$570,828	$433,122
Manufacturing	65,849	40,424
Proppant production	14,050	6,064

Total segments	650,727	479,610
Eliminations	(80,605)	(47,040)

Total	$570,122	$432,570

Adjusted EBITDA
Stimulation services	$122,634	$68,787
Manufacturing	1,382	1,325
Proppant production	10,672	2,685

Total segments	134,688	72,797
Eliminations	—	—

Total	$134,688	$72,797

Depreciation, depletion and amortization
Stimulation services	$128,004	$138,122
Manufacturing	3,788	2,796
Proppant production	8,895	9,744

Total	$140,687	$150,662

Capital expenditures
Stimulation services	$82,545	$46,371
Manufacturing	3,500	1,661
Proppant production	1,355	5

Total	$87,400	$48,037

Total assets
Stimulation services	$545,047	$452,729
Manufacturing	77,968	64,769
Proppant production	100,294	73,918

Total segment assets	723,309	591,416
Eliminations	(58,739)	(14,139)

Total	$664,570	$577,277

The following table sets forth the reconciliation of Segment Adjusted EBITDA to net loss in our consolidated statements of operations:

	2021	2020
Stimulation services—Adjusted EBITDA	$122,634	$68,787
Manufacturing—Adjusted EBITDA	1,382	1,325
Proppant production—Adjusted EBITDA	10,672	2,685

Total	$134,688	$72,797

Interest expense, net	(25,788)	(23,276)
Income tax benefit (provision)	186	(582)
Depreciation, depletion and amortization	(140,687)	(150,662)
Loss on disposal of assets, net	(9,777)	(8,447)
Loss on extinguishment of debt	(515)	—
Bad debt expense, net of recoveries	1,164	(2,778)
Loss on foreign currency transactions	(249)	—
Reorganization costs	(2,060)	—
Severance charges	(500)	—
Supply commitment charges	—	(5,600)

Net loss	$(43,538)	$(118,548)